Equity - Share capital (Details) $ / shares in Units, $ in Thousands	Nov. 13, 2018 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Price per share (usd per share) | $ / shares	$ 3.5464
Gross Offering proceeds (51,831,659 shares at $3.5464 per share)	$ 183,816
Less: Share issuance costs	(144)
Net Offering proceeds	$ 183,672
Private Placement
Disclosure of classes of share capital [line items]
Shares issued (in shares) | shares	51,831,659
Price per share (usd per share) | $ / shares	$ 3.5464